Trade and other payables	6 Months Ended
Jun. 30, 2023
Trade and other payables.
Trade and other payables

20.Trade and other payables

	June 30, 2023	December 31, 2022
Trade payables	14,961	22,295
Accrued salaries, bonuses, vacation pay and related taxes	6,985	2,969
Provision for indirect taxes	2,077	2,067
Accrued professional services	1,319	1,526
VAT payable	1,300	—
Indirect taxes payables	679	1,174
Other payables and advances received	932	490
Total	28,253	30,521

The exposure of the Group to liquidity risk in relation to financial instruments is reported in Note 29 to the interim condensed consolidated financial statements.